SCHEDULE OF INVESTMENTS

Eagle Capital Growth Fund, Inc.

Portfolio of Investments (as of September 30, 2021) (unaudited)

Common Stock (79.8% of total investments)
Industry	Shares	Cost	Market Value	% of Total Investments
Advertising
Alphabet, Inc. A*	500	$583,844	$1,336,760
MediaAlpha, Inc.*	40,000	1,164,268	747,200
			$2,083,960	(4.8%)
Bank
Wells Fargo & Co.	10,000	403,661	$464,100
			$464,100	(1.1%)
Brokerage
Charles Schwab	10,000	337,286	$728,400
			$728,400	(1.7%)
Consumer
Colgate-Palmolive Company	21,000	626,458	$1,587,180
Kimberly-Clark Corp.	3,500	352,236	463,540
PepsiCo, Inc.	10,000	168,296	1,504,100
Procter & Gamble Company	2,000	145,879	279,600
			$3,834,420	(8.8%)
Credit Card
Mastercard Inc	1,000	219,636	$347,680
Visa Inc.	1,500	225,957	334,125
			$681,805	(1.6%)
Data Processing
Automatic Data Processing, Inc.	3000	82,775	$599,310
Paychex, Inc.	6000	140,075	674,880
			$1,274,190	(2.9%)
Drug/Medical Device
Johnson & Johnson	4000	45,500	$646,000
Stryker Corp.	4500	19,055	1,186,740
			$1,832,740	(4.2%)
Food
Kraft Heinz Company	29000	772,000	$1,067,780
			$1,067,780	(2.4%)
Industrial
Illinois Tool Works Inc.	7000	295,051	$1,446,410
Waters Corp.*	2000	100,780	714,600
			$2,161,010	(4.9%)
Insurance
Berkshire Hathaway Inc. B*	28,000	4,626,534	$7,642,320
Markel Corp.*	1,300	831,360	1,553,669
White Mountains Insurance Group, Ltd.	2,100	1,785,903	2,246,181
			$11,442,170	(26.2%)
Mutual Fund Managers
Diamond Hill Investment Group	13711	2,097,120	$2,408,474
Franklin Resources, Inc.	69500	1,908,256	2,065,540
T. Rowe Price Group Inc.	3500	243,573	688,450
			$5,162,464	(11.8%)
Restaurant
Starbucks Corp.	18,000	940,052	$1,985,580
			$1,985,580	(4.5%)

Retail
AutoZone Inc.*	600	319,026	$1,018,794
eBay Inc.	3,000	68,886	209,010
O'Reilly Automotive Inc.*	1,500	305,534	916,590
			$2,144,394

Total common stock investments			$34,863,013

Money Market Funds (20.3% of total investments)			LEVEL ONE
			Market Value	% of Total Investments
Morgan Stanley Inst. Liquidity Fund, Treasury, 0.01%			$8,860,166
			$8,860,166	(20.3%)
Total investments			$43,723,179
All other assets			$7,091
Accrued investment advisory fees			$32,114
All other liabilities			$4,797

Total net assets			$43,693,358.03

*Non-dividend paying security

Footnote:

The following information is based upon federal income tax costs of portfolio investments, excluding money market investments, as of September 30, 2021:

Gross unrealized appreciation:	$16,577,101
Gross unrealized depreciation:	$523,461
Net unrealized appreciation:	$16,054,012

Federal income tax basis: $18,809,002